                 Supplement to Prospectus dated May 1, 2001 for
                 Pacific Select Estate Preserver Last Survivor
       Flexible Premium Variable Life Insurance Policies (the "policies")
                    Issued by Pacific Life Insurance Company

                       Effective October 1, 2001, the prospectus is changed as follows:

                      ---------------------------------------------------------
An Overview of         The following is added under Withdrawal and surrender
Pacific Select         charges:
Estate Preserver is
revised.               Subject to state availability, if your policy
                       application is signed after June 6, 2001, your policy
We explain the         has an Estate tax waiver of surrender charge rider.
Estate tax waiver      This rider gives you a conditional right to surrender
of surrender charge    the policy without paying any surrender charge.
rider in more
detail under
Withdrawals,
surrenders and
loans.

                      ---------------------------------------------------------
Withdrawals,           The following is added:
surrenders and
loans is revised.

                      ---------------------------------------------------------
Estate tax waiver      Subject to state availability, if your policy
of surrender charge    application is signed after June 6, 2001, your policy
rider                  has an Estate tax waiver of surrender charge rider.

Tax legislation        If there is no federal estate tax in effect for the
passed in 2001         estates of persons dying after December 31, 2010, the
provides for           option date, you may elect to surrender your policy and
reductions in          we will waive any surrender charge on the initial face
federal estate tax     amount of your policy. If you elect this benefit, you
rates, and a           must notify us in proper form within 60 days after the
"repeal" of the        option date, and your policy and all attached riders
federal estate tax     will end. There is no additional charge for the rider
in 2010. However,      or to elect the benefit under this rider.
the legislation
provides for full
reinstatement of
the federal estate
tax in the year
2011.




Supplement dated September 26, 2001

Form No. 15-23627-00

                 Supplement to Prospectus dated May 1, 2001 for
               Pacific Select Estate Preserver III Last Survivor
       Flexible Premium Variable Life Insurance Policies (the "policies")
                    Issued by Pacific Life Insurance Company

                       Effective October 1, 2001, the prospectus is changed as follows:
                      ---------------------------------------------------------

An Overview of         The following is added under Withdrawal and surrender
Pacific Select         charges:
Estate Preserver
III is revised.        Subject to state availability, if your policy
                       application is signed after June 6, 2001, your policy
We explain the         has an Estate tax waiver of surrender charge rider.
Estate tax waiver      This rider gives you a conditional right to surrender
of surrender charge    the policy without paying any surrender charge.
rider in more
detail under
Withdrawals,
surrenders and
loans.

                      ---------------------------------------------------------
Withdrawals,           The following is added:
surrenders and
loans is revised.
                      ---------------------------------------------------------

Estate tax waiver      Subject to state availability, if your policy
of surrender charge    application is signed after June 6, 2001, your policy
rider                  has an Estate tax waiver of surrender charge rider.


Tax legislation        If there is no federal estate tax in effect for the
passed in 2001         estates of persons dying after December 31, 2010, the
provides for           option date, you may elect to surrender your policy and
reductions in          we will waive any surrender charge on the initial face
federal estate tax     amount of your policy. If you elect this benefit, you
rates, and a           must notify us in proper form within 60 days after the
"repeal" of the        option date, and your policy and all attached riders
federal estate tax     will end. There is no additional charge for the rider
in 2010. However,      or to elect the benefit under this rider.
the legislation
provides for full
reinstatement of
the federal estate
tax in the year
2011.




Supplement dated September 26, 2001

Form No. 15-23628-00